SHARE BASED COMPENSATION (2003 Option Plan and 2006 Share Incentive Plan, Information Relating to Options Outstanding) (Details) (2003 Option Plan and 2006 Share Incentive Plan [Member], Stock Options [Member], USD $)
12 Months Ended
Dec. 31, 2013 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Number of shares	3,572,596
Exercisable, Number of shares	1,377,738
US$7.3300 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 7.3300
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 7.3300
Outstanding, Number of shares	287,400
Outstanding, Weighted-average remaining contractual life (in years)	0.53
Exercisable, Number of shares	287,400
Exercisable, Weighted-average remaining contractual life (in years)	0.53
US$13.290 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 13.290
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 13.290
Outstanding, Number of shares	68,900
Outstanding, Weighted-average remaining contractual life (in years)	0.83
Exercisable, Number of shares	68,900
Exercisable, Weighted-average remaining contractual life (in years)	0.83
US$16.165 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 16.165
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 16.165
Outstanding, Number of shares	787,900
Outstanding, Weighted-average remaining contractual life (in years)	1.21
Exercisable, Number of shares	429,774
Exercisable, Weighted-average remaining contractual life (in years)	1.21
US$20.515 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 20.515
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 22.975
Outstanding, Number of shares	30,000
Outstanding, Weighted-average remaining contractual life (in years)	1.86
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (in years)	0
US$22.975 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 22.975
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 22.975
Outstanding, Number of shares	107,000
Outstanding, Weighted-average remaining contractual life (in years)	1.86
Exercisable, Number of shares	53,400
Exercisable, Weighted-average remaining contractual life (in years)	1.86
US$16.355 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 16.355
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 16.355
Outstanding, Number of shares	1,213,392
Outstanding, Weighted-average remaining contractual life (in years)	2.15
Exercisable, Number of shares	398,892
Exercisable, Weighted-average remaining contractual life (in years)	2.15
US$15.615 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 15.615
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 15.615
Outstanding, Number of shares	248,500
Outstanding, Weighted-average remaining contractual life (in years)	2.85
Exercisable, Number of shares	98,500
Exercisable, Weighted-average remaining contractual life (in years)	2.85
US$15.275 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 15.275
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 15.275
Outstanding, Number of shares	40,000
Outstanding, Weighted-average remaining contractual life (in years)	3.12
Exercisable, Number of shares	10,000
Exercisable, Weighted-average remaining contractual life (in years)	3.12
US$15.340 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 15.340
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 15.340
Outstanding, Number of shares	4,500
Outstanding, Weighted-average remaining contractual life (in years)	3.16
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (in years)	0
US$13.430 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 13.430
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 13.430
Outstanding, Number of shares	329,754
Outstanding, Weighted-average remaining contractual life (in years)	3.19
Exercisable, Number of shares	30,872
Exercisable, Weighted-average remaining contractual life (in years)	3.19
US$12.780 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 12.780
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 12.780
Outstanding, Number of shares	4,500
Outstanding, Weighted-average remaining contractual life (in years)	3.90
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (in years)	0
US$14.640 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 14.640
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 14.640
Outstanding, Number of shares	24,000
Outstanding, Weighted-average remaining contractual life (in years)	4.00
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (in years)	0
US$12.385 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 12.385
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 12.385
Outstanding, Number of shares	399,750
Outstanding, Weighted-average remaining contractual life (in years)	4.29
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (in years)	0
US$14.735 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 14.735
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 14.735
Outstanding, Number of shares	12,000
Outstanding, Weighted-average remaining contractual life (in years)	4.46
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (in years)	0
US$14.915 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 14.915
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 14.915
Outstanding, Number of shares	9,000
Outstanding, Weighted-average remaining contractual life (in years)	4.44
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (in years)	0
US$18.470 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (in US dollars per share)	$ 18.470
Weighted-average grant date fair value of ordinary shares (in US dollars per share)	$ 18.470
Outstanding, Number of shares	6,000
Outstanding, Weighted-average remaining contractual life (in years)	4.81
Exercisable, Number of shares	0
Exercisable, Weighted-average remaining contractual life (in years)	0